FI - Non-recurring fair value changes (Details 8) - Nonrecurring basis - CHF (SFr) SFr in Billions	Jun. 30, 2018	Dec. 31, 2017
Assets and liabilities recorded at fair value
Loans	SFr 0.1	SFr 0.1
Level 2
Assets and liabilities recorded at fair value
Loans	0.1	0.1
Bank
Assets and liabilities recorded at fair value
Loans	0.1	0.1
Bank | Level 2
Assets and liabilities recorded at fair value
Loans	SFr 0.1	SFr 0.1